Segment and geographic information - Schedule of revenue by geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 137,668	$ 93,486	$ 70,590
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	61,098	41,439	29,803
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	29,759	19,998	16,395
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	21,560	16,066	13,756
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	14,639	8,802	5,244
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	2,127	1,317	839
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 8,485	$ 5,864	$ 4,553